Nov. 10, 2022

Milliman Variable Insurance Trust

(the “Trust”)

Supplement dated November 10, 2022 to the Prospectus dated August 10, 2022 for the following series of the Trust:

Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - May/Nov

(the “Fund”)

The below tables replace the corresponding tables included in the “Fund Summaries” section of the prospectus for the Fund:

Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - May/Nov

Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - May/Nov

	Trigger Rate (As of November 10, 2022)
Share Class	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	8.84%	8.30%

	Buffer
Share Class	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	9.51%

Investors should retain this supplement for future reference.